Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Financial Assets and Liabilities Carried at Fair Value
Financial assets and liabilities carried at fair value are classified in the tables below in one of the three categories described above:

	December 31, 2013
(In thousands)	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Financial Assets
Cash equivalents:
Money market funds	$—	$—	$—	$—
Total cash equivalents	—	—	—	—
Trading securities:
Equity securities — exchange traded funds	16,622	—	—	16,622
Total trading securities	16,622	—	—	16,622
Available-for-sale fixed income investments:
U.S. Treasuries	—	12,827	—	12,827
Corporate bonds	—	10,689	—	10,689
Agency mortgage-backed securities	—	701	—	701
Other	—	2,585	—	2,585
Total available-for-sale fixed income investments	—	26,802	—	26,802
Available-for-sale equity securities:
Biosciences industry	204	—	—	204
Total available-for-sale equity securities	204	—	—	204
Foreign exchange derivative assets	—	6,405	—	6,405
Interest rate swap derivative assets	—	183,405	—	183,405
Purchased cash convertible note hedge	—	1,303,000	—	1,303,000
Total assets at recurring fair value measurement	$16,826	$1,519,612	$—	$1,536,438
Financial Liabilities
Foreign exchange derivative liabilities	$—	$58,485	$—	$58,485
Interest rate swap derivative liabilities	—	15,826	—	15,826
Cash conversion feature of Cash Convertible Notes	—	1,303,000	—	1,303,000
Contingent consideration	—	—	664,648	664,648
Total liabilities at recurring fair value measurement	$—	$1,377,311	$664,648	$2,041,959

	December 31, 2012
(In thousands)	Level 1	Level 2	Level 3	Total
Recurring fair value measurements
Financial Assets
Cash equivalents:
Money market funds	$135,209	$—	$—	$135,209
Total cash equivalents	135,209	—	—	135,209
Trading securities:
Equity securities — exchange traded funds	10,913	—	—	10,913
Total trading securities	10,913	—	—	10,913
Available-for-sale fixed income investments:
U.S. Treasuries	—	11,085	—	11,085
Corporate bonds	—	8,189	—	8,189
Agency mortgage-backed securities	—	1,050	—	1,050
Other	—	2,502	—	2,502
Total available-for-sale fixed income investments	—	22,826	—	22,826
Available-for-sale equity securities:
Biosciences industry	102	—	—	102
Total available-for-sale equity securities	102	—	—	102
Foreign exchange derivative assets	—	5,818	—	5,818
Interest rate swap derivative assets	—	36,647	—	36,647
Purchased cash convertible note hedge	—	636,300	—	636,300
Total assets at recurring fair value measurement	$146,224	$701,591	$—	$847,815
Financial Liabilities
Foreign exchange derivative liabilities	$—	$19,228	$—	$19,228
Interest rate swap derivative liabilities	—	9,823	—	9,823
Cash conversion feature of Cash Convertible Notes	—	636,300	—	636,300
Contingent consideration	—	—	379,197	379,197
Total liabilities at recurring fair value measurement	$—	$665,351	$379,197	$1,044,548

Schedule of Available-for-Sale Securities Reconciliation
The amortized cost and estimated fair value of available-for-sale securities, included in prepaid expenses and other current assets, were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2013
Debt securities	$26,533	$286	$(17)	$26,802
Equity securities	—	204	—	204
	$26,533	$490	$(17)	$27,006
December 31, 2012
Debt securities	$21,276	$1,550	$—	$22,826
Equity securities	—	102	—	102
	$21,276	$1,652	$—	$22,928

Maturities Of Available-for-Sale Debt Securities At Fair Value
Maturities of available-for-sale debt securities at fair value as of December 31, 2013, were as follows:

(In thousands)
Mature within one year	$605
Mature in one to five years	10,254
Mature in five years and later	15,943
$26,802

Fair Value Hedging Relationships
Derivative [Line Items]
Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Fair Value Hedging Relationships

	Location of (Loss) or Gain Recognized in Earnings on Derivatives	Amount of (Loss) or Gain Recognized in Earnings on Derivatives
		Year Ended December 31,
(In thousands)		2013	2012	2011
Interest rate swaps	Interest expense	$(17,933)	$19,562	$42,648
Total		$(17,933)	$19,562	$42,648

	Location of Gain or (Loss) Recognized in Earnings on Hedged Items	Amount of Gain or (Loss) Recognized in Earnings on Hedging Items
		Year Ended December 31,
(In thousands)		2013	2012	2011
2016 Senior Notes (1.800% coupon)	Interest expense	$448	$—	$—
2018 Senior Notes (6.000% coupon)	Interest expense	17,073	(6,873)	(29,773)
2023 Senior Notes (3.125% coupon)	Interest expense	15,379	—	—
Total		$32,900	$(6,873)	$(29,773)

Cash Flow Hedging Relationships
Derivative [Line Items]
Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Cash Flow Hedging Relationships

	Amount of (Loss) or Gain Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)
	Year Ended December 31,
(In thousands)	2013	2012	2011
Foreign currency forward contracts	$(83,784)	$(25,536)	$(55,453)
Interest rate swaps	136,616	(8,168)	15,836
Total	$52,832	$(33,704)	$(39,617)

	Location of Loss Reclassified from AOCE into Earnings (Effective Portion)	Amount of Loss Reclassified from AOCE into Earnings (Effective Portion)
		Year Ended December 31,
(In thousands)		2013	2012	2011
Foreign currency forward contracts	Net revenues	$(60,493)	$(44,217)	$(5,492)
Interest rate swaps	Interest expense	(1,465)	(2,386)	(15,719)
Interest rate swaps	Other (expense) income, net	(818)	—	—
Total		$(62,776)	$(46,603)	$(21,211)

	Location of Gain Excluded from the Assessment of Hedge Effectiveness	Amount of Gain Excluded from the Assessment of Hedge Effectiveness
		Year Ended December 31,
(In thousands)		2013	2012	2011
Foreign currency forward contracts	Other (expense) income, net	$61,636	$58,024	$13,432
Total		$61,636	$58,024	$13,432

Net Investment Hedging Relationships
Derivative [Line Items]
Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives in Net Investment Hedging Relationships

	Amount of Loss Recognized in AOCE (Net of Tax) on Derivative (Effective Portion)
	Year Ended December 31,
(In thousands)	2013	2012	2011
Foreign currency borrowings	$—	$—	$(11,596)
Total	$—	$—	$(11,596)

Designated as Hedging Instrument
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Fair Values of Derivative Instruments
Derivatives Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2013		December 31, 2012
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets	$90,305	Prepaid expenses and other current assets	$36,647
Interest rate swaps	Other assets	93,100	Other assets	—
Total		$183,405		$36,647

	Liability Derivatives
	December 31, 2013		December 31, 2012
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Other current liabilities	$15,826	Other current liabilities	$9,823
Foreign currency forward contracts	Other current liabilities	53,123	Other current liabilities	15,863
Total		$68,949		$25,686

Not Designated as Hedging Instrument
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Fair Values of Derivative Instruments
Derivatives Not Designated as Hedging Instruments

	Asset Derivatives
	December 31, 2013		December 31, 2012
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Prepaid expenses and other current assets	$6,405	Prepaid expenses and other current assets	$5,818
Purchased cash convertible note hedge	Other assets	1,303,000	Other assets	636,300
Total		$1,309,405		$642,118

	Liability Derivatives
	December 31, 2013		December 31, 2012
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Other current liabilities	$5,362	Other current liabilities	$3,365
Cash conversion feature of Cash Convertible Notes	Long-term debt	1,303,000	Long-term debt	636,300
Total		$1,308,362		$639,665

Effect of Derivative Instruments on the Consolidated Statements of Operations
The Effect of Derivative Instruments on the Consolidated Statements of Operations
Derivatives Not Designated as Hedging Instruments

	Location of Gain or (Loss) Recognized in Earnings on Derivatives	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		Year Ended December 31,
(In thousands)		2013	2012	2011
Foreign currency forward contracts	Other (expense) income, net	$2,173	$(8,429)	$20,740
Cash conversion feature of Cash Convertible Notes	Other (expense) income, net	(667,000)	(176,300)	12,400
Purchased cash convertible note hedge	Other (expense) income, net	667,000	176,300	(12,400)
Total		$2,173	$(8,429)	$20,740